Business Combinations - Schedule of Allocation of Purchase Price for Business Combinations (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 307,970	$ 3,747	₨ 246,989	₨ 139,127
Two Thousand And Twenty One Acquistions [Member]
Disclosure of detailed information about business combination [line items]
Net assets				1,285
Fair value of customer-related intangibles				2,460
Fair value of marketing-related intangibles				828
Deferred tax liabilities on intangible assets				(432)
Total				4,141
Goodwill				9,660
Total purchase price				₨ 13,801